UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07897

MUNDER SERIES TRUST II

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.
POI-Healthcare Fund
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
Exhibit Index
Certifications required by Rule 30a-2(a)

Item 1. Schedule of Investments.
Munder Healthcare Fund

Munder Healthcare Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a),(b)

Shares		Value(c),(j)

COMMON STOCKS — 100.2%
Consumer Staples — 3.7%
Drug Retail — 3.7%
106,811	CVS Caremark Corporation	$4,232,920

Health Care — 96.5%
Biotechnology — 14.8%
69,300	Amgen Inc. †	3,920,301
19,700	Biogen Idec Inc. †,(e)	1,306,701
31,375	Celgene Corporation †,(e)	2,237,351
71,775	Genentech, Inc. †	5,599,885
14,775	Genzyme Corporation †	915,459
73,050	Gilead Sciences, Inc. †	2,985,554

		16,965,251

Health Care Services — 5.5%
5,475	DaVita, Inc. †	345,910
42,750	Express Scripts, Inc. †	2,386,305
39,500	Medco Health Solutions, Inc. †	3,570,405

		6,302,620

Health Care Distributors — 3.6%
26,450	Cardinal Health, Inc.	1,653,919
41,175	McKesson Corporation	2,420,678

		4,074,597

Health Care Equipment — 15.6%
67,925	Baxter International, Inc.	3,822,819
44,425	Boston Scientific Corporation †,(e)	619,729
119,000	Medtronic, Inc.	6,712,790
16,925	Respironics, Inc. †	812,908
62,675	St. Jude Medical, Inc. †,(e)	2,762,087
31,075	Stryker Corporation	2,136,717
12,000	Zimmer Holdings, Inc. †	971,880

		17,838,930

Health Care Supplies — 0.5%
4,075	Alcon, Inc.	586,474

Life Sciences Tools & Services — 2.6%
17,175	QIAGEN N.V. †,(e)	333,367
5,850	Techne Corporation †	369,018
40,325	Thermo Fisher Scientific Inc. †	2,327,559

		3,029,944

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Managed Health Care — 11.9%
58,500	Aetna, Inc.	3,174,795
32,775	CIGNA Corporation	1,746,580
26,050	Coventry Health Care, Inc. †	1,620,570
78,662	UnitedHealth Group, Inc.	3,809,600
42,140	WellPoint, Inc. †	3,325,689

		13,677,234

Pharmaceuticals — 42.0%
153,325	Abbott Laboratories	8,221,286
20,700	Allergan, Inc.	1,334,529
133,475	Bristol-Myers Squibb Company	3,846,750
71,050	Eli Lilly and Company	4,044,877
108,100	Johnson & Johnson	7,102,170
133,825	Merck & Co., Inc.	6,917,414
5,400	Novartis AG, ADR	296,784
213,500	Pfizer Inc.	5,215,805
160,725	Schering-Plough Corporation	5,083,732
29,900	Teva Pharmaceutical Industries Limited, ADR	1,329,653
104,275	Wyeth	4,645,451

		48,038,451

Total Health Care		110,513,501

TOTAL COMMON STOCKS
(Cost $93,384,902)		114,746,421

WARRANTS — 0.0%
Biotechnology — 0.0%
50,000	Aphton Corporation expires 09/18/2008 (exercise price: $8.12) †, (f)	0
6,563	Torreypines Therapeutics, Inc., expires 01/08/2009 (exercise price: $58.00) †, (f)	0

TOTAL WARRANTS
(Cost $330,613)		0

INVESTMENT COMPANY SECURITY — 0.3%
(Cost $358,170)
358,170	Institutional Money Market Fund (g)	358,170

COLLATERAL FOR SECURITIES ON LOAN(d) — 4.8%
(Cost $5,468,908)
5,468,908	State Street Navigator Securities Trust - Prime Portfolio (h)	5,468,908

TOTAL INVESTMENTS
(Cost $99,542,593) (i)	105.3%	$120,573,499

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

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(b)	The Fund primarily invests in equity securities of U.S. and, to a lesser extent, foreign companies providing health care, medical services and medical products worldwide. By concentrating its investments, the Fund is subject to higher market risk and price volatility than funds with more broadly diversified investments. The value of stocks of health care and health care-related companies is particularly vulnerable to rapid changes in technology product cycles, government regulations and cost containment measures. In addition, adverse economic, business or political developments affecting the health care sector could have a major effect on the value of the Fund’s investments. As of September 30, 2007, more than 25% of the Fund’s assets were invested in issuers in the pharmaceuticals industry. When a fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a fund than they would in a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of September 30, 2007 (see note (c) above).

(g)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(h)	At September 30, 2007, the market value of the securities on loan is $5,349,443.

(i)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $22,729,847, aggregate gross

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unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,698,941 and net appreciation for financial reporting purposes was $21,030,906. At September 30, 2007, aggregate cost for financial reporting purposes was $99,542,593.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATION:
ADR — American Depositary Receipt

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Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST II
By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer
Date: November 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer
Date: November 28, 2007

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer
Date: November 28, 2007

Exhibit Index

Exhibit No.	Description

99.1	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.